ASSETS HELD FOR SALE - Assets and liabilities classified as held for sale (Details) $ in Millions	Dec. 31, 2020 USD ($) MW	Feb. 11, 2020 MW	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statement [Line Items]
Cash and cash equivalents	$ 431		$ 352	$ 422	$ 927
Restricted cash	208		189
Trade receivables and other current assets	928		979
Property, plant and equipment, at fair value	44,590		41,055	38,177
Goodwill	970		949	$ 948
Other long-term assets	605		603
Total assets	49,722		46,196
Current liabilities	2,876		2,423
Less: Current portion	1,141		1,133
Other long-term liabilities	$ 1,246		1,201
Spanish CSP Portfolio
Statement [Line Items]
Solar power capacity | MW		100
South Africa and Thailand | Spanish CSP Portfolio
Statement [Line Items]
Solar power capacity | MW	72
Ireland
Statement [Line Items]
Solar power capacity | MW	47
Assets and liabilities classified as held for sale
Statement [Line Items]
Cash and cash equivalents	$ 4		14
Restricted cash	1		22
Trade receivables and other current assets	1		13
Property, plant and equipment, at fair value	51		303
Goodwill	0		0
Other long-term assets	0		0
Total assets	57		352
Current liabilities	0		18
Less: Current portion	4		73
Other long-term liabilities	10		46
Total liabilities	$ 14		$ 137